Asset Allocation for the Pension Plans and the Target Allocation, by Asset Category (Detail) (Pension Plans, Defined Benefit)					12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Lower Limit		Dec. 31, 2011 Upper Limit
Target Allocation 2011
Equity securities					50.00%	[1]	75.00%	[1]
Debt securities					25.00%	[1]	50.00%	[1]
Cash equivalents					0.00%	[1]	5.00%	[1]
Percentage of Plan Assets
Equity securities	61.00%	[2]	60.00%	[2]
Debt securities	37.00%	[2]	39.00%	[2]
Cash equivalents	2.00%	[2]	1.00%	[2]
Total	100.00%	[2]	100.00%	[2]

[1]	SunTrust Pension Plan only.
[2]	SunTrust and NCF Pension Plans.